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Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series CH 2
Franklin Templeton SMACS: Series E 6
Franklin Templeton SMACS: Series H 12
Franklin Templeton SMACS: Series I 23
Notes to Schedules of Investments 31

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2026
Franklin Templeton SMACS: Series CH
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Warrants a Value
a a a a a
Warrants 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC , 11/26/35 .............................. 1,710 $ —
Total Warrants (Cost $ – ) ......................................................
—
Principal
Amount
Corporate Bonds 0.6%
Diversified Consumer Services 0.6%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 248,298
Total Corporate Bonds (Cost $ 236,664 ) ........................................
248,298
Municipal Bonds 97.2%
Arizona 1.4%
c
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 505,000 528,308
California 95.5%
c
California Community College Financing Authority , NCCD-Napa Valley Properties LLC ,
Revenue , 144A, 2022 A , 5.75% , 7/01/60 ................................ 500,000 342,679
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 1,200,000 938,805
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 600,000 567,814
Brio Apartments & Next on Lex Apartments , Revenue, Sub. Lien , 144A, 2021 A-2 ,
4% , 8/01/47 .................................................... 200,000 157,708
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 300,000 147,189
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 219,959 4,179
d
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , 8.064%, 8/01/65 .. 1,250,000 50,093
California Educational Facilities Authority , St. Mary's College of California , Revenue ,
2023 A , Refunding , 5.5% , 10/01/53 .................................... 1,000,000 991,317
c
California Enterprise Development Authority , Real Journey Academies Obligated
Group , Revenue , 144A, 2024 A , 5% , 6/01/54 ............................. 500,000 479,821
California Municipal Finance Authority ,
a
8% , 12/01/42 ..................................................... 600,000 599,716
c
Revenue , 144A, 2025 B , 7.375% , 8/01/37 ............................... 300,000 310,000
Revenue , 2025 B , 7.1% , 12/01/37 ..................................... 250,000 251,635
Special Tax , 2025 C , 5% , 9/01/55 ...................................... 500,000 501,422
c,e
4252 Crenshaw Preservation LLC , Revenue , 144A, 2025 B-2 , Mandatory Put , 9% ,
6/01/36 ........................................................ 300,000 301,475
c
Ascent 613 , Revenue , 144A, 2025 A , 5.375% , 1/01/55 ...................... 500,000 502,694
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 150,000 157,921
BOLD Program , Special Tax , 2022 C , 6.25% , 9/01/52 ....................... 150,000 159,361
BOLD Program , Special Tax , 2022 D , 6.125% , 9/01/52 ...................... 150,000 158,805
BOLD Program , Special Tax , 2023 A , 5.5% , 9/01/53 ........................ 100,000 104,191
BOLD Program , Special Tax , 2023 C , 5.25% , 9/01/53 ....................... 1,000,000 1,021,241
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 100,000 101,576
c
CHF-Aptos LLC , Revenue , 144A, 2025 A , 5.5% , 7/01/57 .................... 250,000 251,324
c
CHF-Aptos LLC , Revenue , 144A, 2025 B , 7.5% , 7/01/57 .................... 250,000 251,205
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 125,000 118,163
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 150,000 157,921
Community Facilities District No. 2022-6 Improvement Area No. 2 , Special Tax , 2025 ,
5.375% , 9/01/55 ................................................. 200,000 206,527
Community Facilities District No. 2023-11 Improvement Area No. 2 , Special Tax ,
2025 , 5.25% , 9/01/60 ............................................. 500,000 508,584
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 1,000,000 1,054,460
Gateways Hospital and Mental Health Center , Revenue , 2026 A , 5.25% , 9/01/55 .. 250,000 254,739

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
c,d
IH Parkside Fairfield LLC , Revenue, Sub. Lien , 144A, 2023 B , 2.617%, 9/01/43 ... $ 250,000 $ 199,770
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 4% , 12/31/47 70,000 63,397
c,e
Palmdale Family Housing LP , Revenue , 144A, 2025 A-S , Mandatory Put , 8.125% ,
8/01/44 ........................................................ 200,000 200,608
Porter 1107 LLC , Revenue , 2025 B , 7.2% , 11/01/37 ........................ 300,000 304,937
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 200,000 201,633
c
Verner 6430 LLC , Revenue , 144A, 2026 B , 7.1% , 6/01/38 ................... 250,000 251,661
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.9% , 6/15/44 .......... 150,000 160,247
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 250,000 263,331
c
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/46 ................................. 1,250,000 1,186,830
c
California School Finance Authority ,
Larchmont Schools , Revenue , 144A, 2026 , 6% , 6/01/56 ..................... 300,000 310,437
Magnolia Public Schools Obligated Group , Revenue , 144A, 2026 A , 5.375% , 7/01/65 250,000 247,581
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.875% , 6/01/53 ................................................. 100,000 100,909
Orange Springs Obligated Group , Revenue , 144A, 2026 A , 6% , 7/01/61 ......... 250,000 249,815
California Statewide Communities Development Authority ,
c,f
Revenue , 144A, 2026 E-2 , II , 6.85% , 6/01/36 ............................. 250,000 246,718
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 100,000 102,726
Special Tax , 2025 B , 5% , 9/02/55 ...................................... 500,000 506,608
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 150,000 150,558
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 150,000 150,558
Community Facilities District No. 2022-07 Improvement Area No. 1 , Special Tax ,
2023 , 5% , 9/01/53 ................................................ 150,000 151,468
Community Facilities District No. 2023-08 Improvement Area No. 1 , Special Tax ,
2025 , 5.25% , 9/01/55 ............................................. 300,000 303,697
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/54 ........ 100,000 100,345
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 985,000 1,024,104
e
Foothill Oak Park Apartments LLC , Revenue , 2025 H-S-A , Mandatory Put , 7.5% ,
3/01/36 ........................................................ 300,000 304,613
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 250,000 250,003
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 100,000 100,292
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 200,000 198,723
c
PACE Assessments , Revenue , 144A, 2026 , 5.25% , 9/02/61 .................. 250,000 252,852
Chino Community Facilities District , Community Facilities District No. 2021-1 , Special
Tax , 2023 , 5.625% , 9/01/53 .......................................... 1,000,000 1,050,737
c
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2023 A , 5.25% , 9/01/48 ............................................ 965,000 987,731
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.75% , 9/01/53 1,500,000 1,567,852
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 5 ,
Special Tax , 2023 , 5.375% , 9/01/51 .................................... 1,250,000 1,287,018
City of Lake Elsinore ,
Community Facilities District No. 2006-8 , Special Tax , 2023 , 5% , 9/01/53 ........ 150,000 151,132
Community Facilities District No. 2015-4 , Special Tax , 2026 , 5% , 9/01/55 ........ 650,000 655,208
City of Manteca , Community Facilities District 2025-1 , Special Tax , 2026 , 5% , 9/01/57 250,000 248,235
f
City of Menifee , Community Facilities District No. 2022-3 Improvement Area No. 1 ,
Special Tax , 2026 A , 5% , 9/01/56 ...................................... 250,000 251,921
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... 200,000 205,727

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Rancho Cordova, (continued)
Preserve (The) Community Facilities District No. 2025-1 Improvement Area , Special
Tax , 2026 , 5% , 9/01/55 ............................................ $ 650,000 $ 652,327
City of Rialto , Community Facilities District No. 2024-1 , Special Tax , 2026 , 5% , 9/01/55 500,000 504,748
c
CSCDA Community Improvement Authority ,
CTR City Anaheim , Revenue , 144A, 2020 A , 5% , 1/01/54 .................... 400,000 354,045
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 140,000 106,600
Eastern Municipal Water District ,
Community Facilities District No. 2018-81 Improvement Area B , Special Tax , 2026 B ,
5% , 9/01/55 .................................................... 200,000 201,751
Community Facilities District No. 2022-97 Improvement Area A , Special Tax , 2026 ,
5% , 9/01/55 .................................................... 500,000 502,158
Galt Community Facilities District , City of Galt Community Facilities District No. 2020-2
Improvement Area No. 1 , Special Tax , 2023 A , 6% , 9/01/53 .................. 1,500,000 1,594,167
c
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 300,000 297,364
Hemet Unified School District , Community Facilities District No. 2020-2 Improvement
Area No. 1 , Special Tax , 2026 , 5% , 9/01/56 .............................. 500,000 504,956
Lammersville Joint Unified School District , Community Facilities District No. 2024-1 ,
Special Tax , 2025 , 5.25% , 9/01/55 ..................................... 250,000 258,111
Lompoc Valley Medical Center , Revenue , 2026 , 5% , 2/01/46 ................... 250,000 249,659
c
Los Angeles Housing Authority , Housing Pathways, Inc. , Revenue , 144A, 2024 B , 6% ,
12/01/62 ........................................................ 600,000 576,492
Moreno Valley Unified School District ,
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% , 9/01/55 ..... 250,000 251,899
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 250,000 251,151
Mountain House Community Facilities District , City of Mountain House Community
Facilities District No. 2024-1 Improvement Area No. 3 , Special Tax , 2026 , 5% ,
9/01/56 ......................................................... 500,000 499,602
Orange County Community Facilities District , Community Facilities District No. 2023-1 ,
Special Tax , 2023 A , 5.5% , 8/15/53 .................................... 1,000,000 1,037,385
River Islands Public Financing Authority ,
d
Special Tax , 2026 A , AG Insured , 5.43%, 9/01/65 .......................... 2,000,000 250,679
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.625% , 9/01/53 995,000 1,017,946
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 ,
Refunding , 5% , 9/01/55 ............................................ 400,000 387,412
Community Facilities District No. 2023-1 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 670,000 650,464
Root Creek Water District , Community Facilities District No. 2016-1 Improvement Area
No. 3 , Special Tax , 2025 , 5.25% , 9/01/55 ................................ 225,000 230,117
c,d
Santa Barbara Housing Authority , Revenue , 144A, 2025 A-S , 7.99%, 5/01/44 ...... 900,000 227,110
Stockton Community Facilities District , Community Facilities District No. 2018-2
Improvement Area No. 4 , Special Tax , 2025 , 5% , 9/01/55 .................... 400,000 400,549
Washington Township Health Care District , Revenue , 2023 A , 5.75% , 7/01/48 ...... 150,000 158,287
35,807,526
U.S. Territories 0.3%
Puerto Rico 0.3%
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
127,651 125,262
Total Municipal Bonds (Cost $ 35,797,249 ) ......................................
36,461,096
Total Long Term Investments (Cost $ 36,033,913 ) ................................
36,709,394
a
a a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 37 .
Short Term Investments 1.9%
a a
Principal
Amount
a
Value
Municipal Bonds 1.9%
California 1.9%
g
California Municipal Finance Authority , Boone 534 LLC , Revenue , 2026 B , Daily VRDN
and Put , 7.1% , 2/01/38 .............................................. $ 500,000 $ 498,402
g
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 2.3% , 5/15/48 ...
200,000 200,000
698,402
Total Municipal Bonds (Cost $ 700,000 ) .........................................
698,402
Total Short Term Investments (Cost $ 700,000 ) ..................................
698,402
a
Total Investments (Cost $ 36,733,913 ) 99.7% ....................................
$37,407,796
Other Assets, less Liabilities 0.3% .............................................
110,940
Net Assets 100.0% ...........................................................
$37,518,736
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $13,490,061, representing 36.0% of net assets.
d
The rate shown represents the yield at period end.
e
The maturity date shown represents the mandatory put date.
f
Security purchased on a when-issued basis.
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2026
Franklin Templeton SMACS: Series E
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 34.8%
Aerospace & Defense 1.5%
a
Boeing Co. (The) ................................... United States 15,000 $ 3,467,250
Northrop Grumman Corp. ............................. United States 10,000 5,636,800
9,104,050
Air Freight & Logistics 0.7%
United Parcel Service, Inc. , B .......................... United States 44,000 4,694,360
Banks 2.3%
Bank of America Corp. ............................... United States 26,000 1,341,600
Fifth Third Bancorp .................................. United States 135,000 6,740,550
Truist Financial Corp. ................................ United States 69,000 3,326,490
US Bancorp ....................................... United States 50,000 2,742,500
14,151,140
Biotechnology 0.9%
AbbVie, Inc. ....................................... United States 25,000 5,443,000
Broadline Retail 1.5%
a
Amazon.com, Inc. ................................... United States 35,256 9,541,684
Capital Markets 1.3%
BlackRock, Inc. ..................................... United States 8,000 8,375,040
Diversified Telecommunication Services 0.7%
Comcast Corp. , A ................................... United States 175,000 4,352,250
Electric Utilities 0.8%
Xcel Energy, Inc. .................................... United States 65,000 5,167,500
Energy Equipment & Services 1.3%
SLB Ltd. .......................................... United States 150,000 8,182,500
Food Products 1.8%
Nestle SA ......................................... Switzerland 60,000 6,087,842
Nestle SA , ADR .................................... Switzerland 50,000 5,072,000
11,159,842
Ground Transportation 0.7%
Norfolk Southern Corp. ............................... United States 15,000 4,574,400
Health Care Equipment & Supplies 2.4%
Medtronic plc ...................................... United States 200,000 14,762,000
Health Care Providers & Services 2.6%
CVS Health Corp. ................................... United States 32,981 3,000,611
UnitedHealth Group, Inc. .............................. United States 35,000 13,310,850
16,311,461
Hotels, Restaurants & Leisure 2.3%
McDonald's Corp. ................................... United States 40,000 11,168,000
Starbucks Corp. .................................... United States 30,000 2,974,800
14,142,800
IT Services 0.7%
Accenture plc , A .................................... United States 25,000 4,676,750
Machinery 0.8%
Caterpillar, Inc. ..................................... United States 6,000 5,255,220
Metals & Mining 0.2%
Freeport-McMoRan, Inc. .............................. United States 19,962 1,311,703

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 4.8%
Shell plc .......................................... United States 450,000 $ 19,014,928
TotalEnergies SE ................................... France 130,000 11,351,600
30,366,528
Pharmaceuticals 1.0%
Bristol-Myers Squibb Co. .............................. United States 36,987 2,114,917
Pfizer, Inc. ......................................... United States 150,000 3,927,000
6,041,917
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc. ................................. United States 21,200 8,773,620
Broadcom, Inc. ..................................... United States 20,000 8,935,400
17,709,020
Software 1.4%
Oracle Corp. ....................................... United States 25,000 5,644,500
Salesforce, Inc. ..................................... United States 16,200 3,095,820
8,740,320
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. , B ....................................... United States 50,000 2,311,500
Tobacco 1.9%
Philip Morris International, Inc. ......................... United States 67,500 11,973,150
Total Common Stocks (Cost $ 180,917,197 ) ...................................
218,348,135
Equity-Linked Securities 48.1%
Air Freight & Logistics 0.2%
b
Toronto-Dominion Bank (The) into United Parcel Service, Inc. ,
144A, 10% , 8/05/26 ................................ United States 10,000 1,073,977
Banks 1.1%
b
Morgan Stanley Finance LLC into JPMorgan Chase & Co. , 144A,
8% , 3/30/27 ...................................... United States 23,000 6,766,264
Biotechnology 1.6%
b
Barclays Bank plc into AbbVie, Inc. , 144A, 8.5% , 12/11/26 ..... United States 11,000 2,401,867
b
Mizuho Markets Cayman LP into Amgen, Inc. , 144A, 10% ,
6/15/26 ......................................... United States 10,400 3,243,840
b
Morgan Stanley Finance LLC into Amgen, Inc. , 144A, 8% ,
12/16/26 ........................................ United States 12,500 4,177,328
9,823,035
Broadline Retail 2.1%
b
Goldman Sachs Bank USA into Amazon.com, Inc. , 144A, 10% ,
4/16/27 ......................................... United States 26,000 6,114,531
b
Toronto-Dominion Bank (The) into Amazon.com, Inc. , 144A, 10% ,
10/13/26 ........................................ United States 5,500 1,295,552
b
Wells Fargo Bank NA into Amazon.com, Inc. , 144A, 9% , 2/26/27 United States 25,000 5,660,521
13,070,604
Capital Markets 0.6%
b
Merrill Lynch BV into Charles Schwab Corp. (The) , 144A, 8% ,
3/03/27 ......................................... United States 39,000 3,494,954
Chemicals 0.2%
b
BofA Finance LLC into Albemarle Corp. , 144A, 12.5% , 8/28/26 . United States 5,000 529,089

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Chemicals (continued)
b
Toronto-Dominion Bank (The) into Albemarle Corp. , 144A, 15% ,
12/23/26 ........................................ United States 6,884 $ 1,038,683
1,567,772
Communications Equipment 0.8%
b
Morgan Stanley Finance LLC into Cisco Systems, Inc. , 144A,
10% , 11/23/27 .................................... United States 45,000 5,301,718
Consumer Finance 1.0%
b
Barclays Bank plc into Capital One Financial Corp. , 144A, 8% ,
3/10/27 ......................................... United States 32,000 6,126,392
Consumer Staples Distribution & Retail 0.7%
b
BNP Paribas Issuance BV into Target Corp. , 144A, 11% , 10/07/26 United States 16,000 1,707,134
b
Toronto-Dominion Bank (The) into Target Corp. , 144A, 12% ,
6/30/26 ......................................... United States 25,000 2,873,281
4,580,415
Diversified Telecommunication Services 0.3%
b
Merrill Lynch BV into Comcast Corp. , 144A, 8.5% , 6/22/26 ..... United States 64,923 1,625,373
Electric Utilities 1.6%
b
BNP Paribas Issuance BV into NextEra Energy, Inc. , 144A, 8% ,
2/10/27 ......................................... United States 48,000 4,126,974
b
Citigroup Global Markets Holdings, Inc. into NextEra Energy, Inc. ,
144A, 9% , 10/05/26 ................................ United States 65,000 4,990,573
b
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 9.5% ,
10/22/26 ........................................ United States 12,000 1,026,521
10,144,068
Energy Equipment & Services 1.6%
b
Citigroup Global Markets Holdings, Inc. into Halliburton Co. ,
144A, 10% , 1/21/27 ................................ United States 50,000 1,785,605
b
UBS AG into Schlumberger NV , 144A, 10% , 2/11/27 ......... United States 55,000 2,844,159
b
Wells Fargo Bank NA into Schlumberger NV , 144A, 9% , 10/02/26 United States 130,000 5,491,228
10,120,992
Health Care Equipment & Supplies 0.6%
b
BNP Paribas Issuance BV into Medtronic plc , 144A, 7.25% ,
4/27/27 ......................................... United States 52,266 3,921,010
Health Care Providers & Services 0.1%
b
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 10% ,
7/01/26 ......................................... United States 1,854 694,426
Hotels, Restaurants & Leisure 1.3%
b
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/27/27 ......................................... United States 60,000 5,771,944
b
Wells Fargo Bank NA into Starbucks Corp. , 144A, 9% , 8/10/26 . United States 25,500 2,528,150
8,300,094
Interactive Media & Services 3.7%
b
BNP Paribas Issuance BV into Meta Platforms, Inc. , 144A, 10% ,
12/29/26 ........................................ United States 8,000 5,069,626
b
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc. , 144A,
9% , 12/23/26 ..................................... United States 16,800 5,871,669
b
Merrill Lynch BV into Alphabet, Inc. , 144A, 9% , 12/23/26 ...... United States 17,200 6,036,861
b
Mizuho Markets Cayman LP into Meta Platforms, Inc. , 144A,
10% , 12/07/26 .................................... United States 1,500 922,929

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Interactive Media & Services (continued)
b
National Bank of Canada into Meta Platforms, Inc. , 144A, 10% ,
12/29/26 ........................................ United States 8,000 $ 5,075,580
22,976,665
IT Services 5.7%
b
Barclays Bank plc into Snowflake, Inc. , 144A, 12.5% , 4/27/27 .. United States 34,000 5,861,608
b
Citigroup Global Markets Holdings, Inc. into International
Business Machines Corp. , 144A, 8.5% , 8/21/26 ........... United States 13,500 3,587,815
b
J.P. Morgan Structured Products BV into Accenture plc , 144A,
10% , 4/05/27 ..................................... United States 4,000 742,251
b
J.P. Morgan Structured Products BV into Accenture plc , 144A,
11% , 6/02/27 ..................................... United States 50,000 9,054,556
b
Morgan Stanley Finance LLC into International Business
Machines Corp. , 144A, 8% , 4/08/27 .................... United States 30,000 8,154,021
b
UBS AG into Accenture plc , 144A, 8% , 7/13/26 ............. United States 12,400 2,352,041
b
Wells Fargo Bank NA into International Business Machines Corp. ,
144A, 11% , 5/06/27 ................................ United States 25,000 6,184,401
35,936,693
Metals & Mining 2.4%
b
Barclays Bank plc into Freeport-McMoRan, Inc. , 144A, 10% ,
1/27/27 ......................................... United States 17,000 979,184
b
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/28/26 ..................................... United States 19,000 922,637
b
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc. , 144A, 12% , 6/09/26 ............................ United States 149,300 6,772,934
b
Morgan Stanley Finance LLC into Freeport-McMoRan, Inc. , 144A,
10% , 11/18/26 .................................... United States 142,593 6,401,643
15,076,398
Oil, Gas & Consumable Fuels 0.6%
b
Royal Bank of Canada into BP plc , 144A, 10% , 10/07/26 ...... United States 100,000 3,756,883
Passenger Airlines 1.2%
b
Goldman Sachs Bank USA into Delta Air Lines, Inc. , 144A, 11% ,
3/31/27 ......................................... United States 100,000 7,318,165
Pharmaceuticals 0.4%
b
Barclays Bank plc into Merck & Co., Inc. , 144A, 8.5% , 10/02/26 . United States 29,000 2,828,486
Semiconductors & Semiconductor Equipment 6.8%
b
Bank of America NA into Microchip Technology, Inc. , 144A, 11% ,
9/03/26 ......................................... United States 19,651 1,527,922
b
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
6/23/26 ......................................... United States 16,000 1,361,486
b
Barclays Bank plc into Micron Technology, Inc. , 144A, 10% ,
9/08/26 ......................................... United States 32,500 4,906,087
b
JPMorgan Chase Bank NA into Marvell Technology, Inc. , 144A,
12% , 1/07/27 ..................................... United States 55,000 6,097,856
b
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8.5% ,
8/20/26 ......................................... United States 12,500 2,689,376
b
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 9% ,
7/21/26 ......................................... United States 7,000 1,730,036
b
Toronto-Dominion Bank (The) into Intel Corp. , 144A, 10.5% ,
9/01/26 ......................................... United States 23,000 733,279
b
Toronto-Dominion Bank (The) into QUALCOMM, Inc. , 144A, 10% ,
11/25/26 ........................................ United States 4,500 851,130
b
Toronto-Dominion Bank (The) into QUALCOMM, Inc. , 144A, 10% ,
3/24/27 ......................................... United States 50,000 7,727,529

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
UBS AG into Marvell Technology, Inc. , 144A, 12% , 12/16/26 ... United States 78,000 $ 9,470,237
b
UBS AG into Texas Instruments, Inc. , 144A, 10% , 2/24/27 ..... United States 22,500 5,499,167
42,594,105
Software 8.5%
b
Citigroup Global Markets Holdings, Inc. into Microsoft Corp. ,
144A, 9% , 3/25/27 ................................. United States 8,000 3,405,187
b
Citigroup Global Markets Holdings, Inc. into Workday, Inc. , 144A,
10% , 2/24/27 ..................................... United States 9,450 1,333,077
b
J.P. Morgan Structured Products BV into Microsoft Corp. , 144A,
7% , 10/15/26 ..................................... United States 8,000 3,642,770
b
Merrill Lynch BV into Salesforce, Inc. , 144A, 9% , 5/19/27 ...... United States 55,000 10,332,508
b
Mizuho Markets Cayman LP into Microsoft Corp. , 144A, 7.25% ,
1/11/27 ......................................... United States 8,500 3,835,987
b
Mizuho Markets Cayman LP into Palo Alto Networks, Inc. , 144A,
10% , 4/28/27 ..................................... United States 45,000 8,729,407
b
Royal Bank of Canada into Microsoft Corp. , 144A, 8% , 4/05/27 . United States 6,600 2,758,606
b
Royal Bank of Canada into Oracle Corp. , 144A, 12.5% , 5/12/27 . United States 46,000 8,811,579
b
Toronto-Dominion Bank (The) into Workday, Inc. , 144A, 12.5% ,
6/02/27 ......................................... United States 60,000 8,362,575
b
Wells Fargo Bank NA into Salesforce, Inc. , 144A, 9% , 6/15/26 .. United States 12,000 2,306,011
53,517,707
Specialty Retail 1.2%
b
Goldman Sachs Bank USA into Home Depot, Inc. (The) , 144A,
8.25% , 10/19/27 ................................... United States 13,500 4,315,867
b
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/20/26 ................................ United States 9,000 2,907,659
7,223,526
Technology Hardware, Storage & Peripherals 2.5%
b
Goldman Sachs Bank USA into Dell Technologies, Inc. , 144A,
12.5% , 4/14/27 ................................... United States 38,000 7,972,065
b
Mizuho Markets Cayman LP into Dell Technologies, Inc. , 144A,
12% , 11/09/26 .................................... United States 39,000 7,680,371
15,652,436
Textiles, Apparel & Luxury Goods 1.3%
b
Merrill Lynch BV into NIKE, Inc. , 144A, 10% , 2/02/27 ......... United States 50,000 2,428,562
b
Royal Bank of Canada into NIKE, Inc. , 144A, 9% , 3/19/27 ..... United States 115,000 5,498,061
7,926,623
Total Equity-Linked Securities (Cost $ 283,032,223 ) ............................
301,418,781
Convertible Preferred Stocks 15.1%
Aerospace & Defense 3.6%
Boeing Co. (The) , 6% ................................ United States 315,000 22,717,800
Capital Markets 4.4%
Ares Management Corp. , B , 6.75% ...................... United States 650,000 27,254,500
Chemicals 2.5%
Albemarle Corp. , 7.25% .............................. United States 225,000 15,567,750
Electric Utilities 3.6%
NextEra Energy, Inc. , 7.234% .......................... United States 400,000 19,812,000

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 37 .
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Electric Utilities (continued)
PPL Corp. , 7% ..................................... United States 50,000 $ 2,395,500
22,207,500
Trading Companies & Distributors 1.0%
a,c,d
QXO, Inc. , C ....................................... United States 600 6,529,121
Total Convertible Preferred Stocks (Cost $ 80,776,217 ) .........................
94,276,671
Total Long Term Investments (Cost $ 544,725,637 ) .............................
614,043,587
a
Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.2%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.579% ......................................... United States 7,620,725 7,620,725
Total Money Market Funds (Cost $ 7,620,725 ) .................................
7,620,725
Total Short Term Investments (Cost $ 7,620,725 ) ...............................
7,620,725
a
Total Investments (Cost $ 552,346,362 ) 99.2% .................................
$621,664,312
Other Assets, less Liabilities 0.8% ...........................................
5,024,857
Net Assets 100.0% .........................................................
$626,689,169
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $301,418,781, representing 48.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
See Note 4 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2026
Franklin Templeton SMACS: Series H
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 9.2%
Capital Markets 9.2%
a
Franklin Dynamic Municipal Bond ETF ................................... 175,000 $ 4,387,250
Total Management Investment Companies (Cost $ 4,323,956 ) .....................
4,387,250
Warrants
a a a a
Warrants 0.0%
Financial Services 0.0%
b,c
Brightline Train Holdings West LLC , 11/26/35 .............................. 1,290 —
Total Warrants (Cost $ – ) ......................................................
—
Principal
Amount
Corporate Bonds 0.5%
Diversified Consumer Services 0.5%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 248,297
Total Corporate Bonds (Cost $ 236,664 ) ........................................
248,297
Municipal Bonds 88.9%
Alabama 3.0%
Black Belt Energy Gas District , Revenue , 2025 G , 5% , 10/01/35 ................ 100,000 105,756
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 555,000 529,599
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 150,000 141,001
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 100,000 89,960
Mobile County Industrial Development Authority , AM/NS Calvert LLC , Revenue , 2024
B , 4.75% , 12/01/54 ................................................ 160,000 150,856
Southeast Energy Authority A Cooperative District , Revenue , 2024 A , 5% , 11/01/35 .. 405,000 423,011
1,440,183
Arizona 2.6%
d
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 405,000 423,693
d
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 150,000 144,384
Georgetown Community Development Authority , Revenue , 144A, 2021 A , 5.375% ,
10/01/56 ....................................................... 250,000 199,278
Tempe Industrial Development Authority ,
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/50 ........ 250,000 233,885
Tempe Life Care Village Obligated Group , Revenue , 2025 A , 5.625% , 12/01/55 ... 250,000 256,989
1,258,229
Arkansas 0.6%
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 2023 ,
5.7% , 5/01/53 .................................................... 150,000 153,954
Fayetteville Public Facilities Board , Butterfield Trail Village, Inc. , Revenue , 2026 , 5.5% ,
12/01/60 ........................................................ 115,000 116,699
270,653
California 4.2%
e
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 130,000 138,079

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
California Community Housing Agency ,
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... $ 275,000 $ 260,248
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 230,000 216,829
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 195,000 170,411
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 105,000 98,188
d,f
California Municipal Finance Authority , IH Parkside Fairfield LLC , Revenue, Sub. Lien ,
144A, 2023 B , 2.617%, 9/01/43 ....................................... 150,000 119,862
d
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 100,000 90,509
d
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 195,000 182,944
d
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 125,000 117,264
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 100,000 82,868
d
CSCDA Community Improvement Authority ,
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 230,000 220,074
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 135,000 115,483
d
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 200,000 198,243
2,011,002
Colorado 1.1%
Colorado Health Facilities Authority ,
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.25% , 9/15/45 ......... 195,000 200,394
Christian Living Neighborhoods Obligated Group , Revenue , 2019 , Refunding , 4% ,
1/01/38 ........................................................ 100,000 100,237
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/39 .... 250,000 234,482
535,113
Connecticut 0.2%
Stamford Housing Authority , TJH Senior Living LLC Obligated Group , Revenue , 2025
A , Refunding , 6.5% , 10/01/55 ......................................... 100,000 103,861
Florida 26.9%
Acacia Fields Community Development District , Special Assessment , 2026 , 5.7% ,
6/15/56 ......................................................... 130,000 130,147
Angeline Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 130,000 130,616
Avenir Community Development District , Parcel A-18 , Special Assessment , 2024 A ,
6% , 5/01/55 ...................................................... 100,000 101,128
d
Babcock Ranch Community Independent Special District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 5/01/55 ............................... 150,000 148,687
Bella Tara Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 6.125% , 5/01/56 .............................................. 100,000 103,106
Big Cypress Stewardship District , Assessment Area 1 , Special Assessment , 2026 ,
5.75% , 5/01/55 ................................................... 150,000 150,675
Bridle Creek Community Development District , Special Assessment , 2025 , 6.375% ,
5/01/56 ......................................................... 160,000 164,715
Brightshore Community Development District , Assessments , Special Assessment ,
2026 , 5.7% , 5/01/57 ................................................ 145,000 143,440
Buena Lago Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.55% , 5/01/54 .................................... 75,000 74,820
d
Capital Projects Finance Authority , PRG - UnionWest Properties LLC , Revenue, Senior
Lien , 144A, 2024 A-1 , 5% , 6/01/58 ..................................... 250,000 208,331
Caymas Community Development District , Assessment Area 2 , Special Assessment ,
2026 , 5.625% , 5/01/56 .............................................. 160,000 158,879

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Center Lake Ranch West Community Development District , Assessment Area 2 ,
Special Assessment , 144A, 2025 , 5.6% , 5/01/55 .......................... $ 135,000 $ 135,306
Chaparral Palm Bay Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 5/01/55 ..................................... 80,000 79,774
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 2025 , 6.125% , 10/01/55 ..................................... 150,000 155,078
d
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.75% , 5/15/60 ............................................... 185,000 187,517
Creekside Community Development District , Assessment Area 2 - Parcel C and D ,
Special Assessment , 2026 , 5.6% , 5/01/56 ............................... 120,000 119,587
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 100,000 100,069
Deering Park Stewardship District , DPSD JV1 No. 1 Assessment Area , Special
Assessment , 2025 , 6% , 5/01/45 ....................................... 115,000 121,161
d
East Ridge Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2026 , 6% , 5/01/57 ............................................ 115,000 115,571
Edgewater West Community Development District , Master Infrastructure Bond Area ,
Special Assessment , 2026 , 6% , 5/01/41 ................................. 150,000 150,024
Epperson North Community Development District , Assessment Area 4 , Special
Assessment , 2024 , 5.6% , 5/01/55 ..................................... 110,000 109,693
Esplanade at Wellen Park Community Development District , Special Assessment ,
2026 , 5.7% , 5/01/56 ................................................ 100,000 100,268
d
Everlands Community Development District , Assessment Area 2 Phase 2 , Special
Assessment , 144A, 2024 , 5.5% , 6/15/54 ................................ 150,000 150,421
Feed Mill Community Development District , Parcel 1 Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/56 ................................... 100,000 100,625
Florida Development Finance Corp. ,
d
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 100,000 74,648
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 85,000 80,370
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.4% , 5/01/55 ..................................... 100,000 99,138
d
Gas Worx Community Development District , Special Assessment , 144A, 2025 , 6% ,
5/01/57 ......................................................... 150,000 153,294
GIR East Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.5% , 5/01/55 ................................................ 100,000 97,325
d
Governors Park South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2026 , 5.8% , 5/01/56 ................................ 150,000 149,917
d
Grace Groves Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2026 , 5.8% , 5/01/57 ................................ 145,000 146,067
Hammock Oaks Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.85% , 5/01/44 .................................... 110,000 113,606
Harvest Hills South Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.75% , 5/01/56 .................................... 165,000 163,744
Highland Park Community Development District , Assessments , Special Assessment ,
2026 , 6.125% , 5/01/56 .............................................. 125,000 127,424
Highland Trails Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.85% , 5/01/56 .................................... 100,000 99,945
d
Hillcrest Preserve Community Development District , Special Assessment , 144A, 2024 ,
5.3% , 5/01/54 .................................................... 180,000 174,220
Hunt Club Grove Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.625% , 6/15/54 ................................... 75,000 75,852
d
K-Bar Ranch III Community Development District , Special Assessment , 144A, 2025 ,
6.125% , 5/01/55 ................................................... 110,000 114,345
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 89,180

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Kings Creek I Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/55 ....................................... $ 100,000 $ 101,944
Kingston One Community Development District , Assessment Area 1 - 2025 Project ,
Special Assessment , 2025 , 6% , 5/01/57 ................................. 130,000 133,045
Kissimmee Park Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6.125% , 5/01/56 ................................... 100,000 103,106
d
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.5% , 6/15/54 .................................................... 175,000 177,513
Lake Flores Community Development District , Assessment Area , Special Assessment ,
2026 , 5.75% , 5/01/56 ............................................... 100,000 100,493
Lakeside Preserve Community Development District , Special Assessment , 2023 ,
6.375% , 5/01/54 ................................................... 95,000 99,486
Langley South Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.4% , 5/01/55 ..................................... 65,000 64,627
Lecanto Preserve Community Development District , Assessment Area 1 , Special
Assessment , 2026 , 5.7% , 5/01/56 ..................................... 105,000 105,129
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 500,000 489,333
LT Ranch Community Development District , Phase IIA Assessment Area , Special
Assessment , 2022-2 , 5.7% , 5/01/53 .................................... 100,000 102,227
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 85,000 87,857
North AR-1 Pasco Community Development District , Assessment Area 3 , Special
Assessment , 2023 , 6% , 5/01/54 ....................................... 70,000 71,718
North Loop Community Development District , Special Assessment , 2023 , 6.625% ,
5/01/54 ......................................................... 130,000 138,790
Northlake Stewardship District , Rye Ranch Pod B - Assessment Area 2 , Special
Assessment , 2026 , 5.7% , 5/01/56 ..................................... 100,000 100,279
Pacific Ace Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/55 ......................................................... 125,000 125,788
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 100,000 102,993
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 6/15/55 ................ 100,000 102,277
Palm Beach County Health Facilities Authority , Lifespace Communities, Inc. Obligated
Group , Revenue , 2026 B , 5.625% , 5/15/61 ............................... 515,000 518,959
Palm Coast Park Community Development District , Special Assessment , 2023 , 5.6% ,
5/01/53 ......................................................... 100,000 101,217
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 100,000 102,208
Parkside Trails Community Development District , 2025 Project Area , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 145,000 143,565
Parrish Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2023 A , 5.625% , 5/01/53 .................................. 90,000 91,327
Pasadena Ridge Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.375% , 5/01/55 ................................... 130,000 127,483
Preserve at Savannah Lakes Community Development District , Assessment Area 1 ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 140,000 144,844
Prosperity Lakes Community Development District , Assessment Area 1 , Special
Assessment , 2023 , 6.125% , 12/15/53 ................................... 160,000 169,920
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 70,000 60,568
Reflection Bay Community Development District , Special Assessment , 2025 , 5.875% ,
5/01/55 ......................................................... 160,000 162,718
Regal Village Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/54 ......................................................... 145,000 145,300
Ridge at Apopka Community Development District , Parcel 2 , Special Assessment ,
2023 , 5.75% , 5/01/53 ............................................... 100,000 100,981

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
River Hall Community Development District , Assessment Area 4 , Special Assessment ,
2023 A , 6.5% , 5/01/54 .............................................. $ 105,000 $ 110,925
River Landing Community Development District , Assessments , Special Assessment ,
2025 , 5.45% , 5/01/55 ............................................... 100,000 99,429
d
Saltleaf Community Development District , Assessments , Special Assessment , 144A,
2026 , 6.05% , 5/01/57 ............................................... 145,000 147,974
d
Saltmeadows Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2025 , 6% , 5/01/55 .................................. 150,000 154,345
Savanna Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 6/15/54 ..................................... 135,000 135,561
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 100,000 101,439
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 155,000 161,995
Schaller Preserve Community Development District , Assessment Area 1 , Special
Assessment , 2026 , 5.625% , 5/01/56 ................................... 100,000 100,534
d
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 100,000 101,879
Seminole Palms Community Development District , Special Assessment , 2023 , 5.5% ,
5/01/43 ......................................................... 80,000 83,349
Solaeris Community Development District , Assessment Area 2 , Special Assessment ,
2026 , 5.8% , 5/01/57 ................................................ 120,000 120,415
Somerset Bay Community Development District , Assessment Area 2 , Special
Assessment , 2026 , 5.8% , 5/01/56 ..................................... 100,000 100,417
Southern Groves Community Development District No. 5 , Assessment Area , Special
Assessment , 2026 , 5.7% , 5/01/52 ..................................... 140,000 140,619
Springs at Lake Alfred Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.6% , 5/01/54 ..................................... 145,000 145,023
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 150,000 159,493
Special Assessment , 2025 , 5.875% , 6/15/55 ............................. 125,000 127,756
d
Stuart Crossing Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2024 , 5.5% , 5/01/54 ................................ 100,000 99,477
d
Sugarloaf Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2026 , 5.625% , 12/15/55 ........................................ 100,000 99,667
Terra Lago Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 100,000 99,379
Tranquility Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/55 ......................................................... 150,000 148,632
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 100,000 104,294
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 75,000 77,761
Two Rivers West Community Development District , Special Assessment , 2024 ,
5.875% , 5/01/54 ................................................... 75,000 76,173
V-Dana Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.55% , 5/01/55 ............................................... 90,000 90,125
Waterset South Community Development District , Assessment Area , Special
Assessment , 2026 , 5.65% , 5/01/56 .................................... 175,000 176,930
Wellness Ridge Community Development District ,
d
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.2% , 6/15/55 ........... 100,000 98,510
Assessment Area 3 , Special Assessment , 2026 , 5.625% , 6/15/56 .............. 120,000 121,007
d
West Port East Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 6% , 5/01/55 .................................. 120,000 122,946
d
West Villages Improvement District ,
Special Assessment , 144A, 2025 , 5.5% , 5/01/55 .......................... 145,000 142,942
Unit of Development No. 12 Assessment Area 2 , Special Assessment , 144A, 2026 ,
5.65% , 5/01/56 .................................................. 100,000 99,944

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Westwood of Pasco Community Development District , Assessments , Special
Assessment , 2023 , 5.625% , 5/01/53 ................................... $ 130,000 $ 132,518
Winding Oaks Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/55 ......................................................... 100,000 99,999
d
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 100,000 99,718
12,855,583
Georgia 0.2%
Georgia Housing & Finance Authority , Revenue , 2025 C , 5.125% , 12/01/50 ........ 100,000 102,503
Illinois 7.8%
Chicago Board of Education ,
GO , 2023 A , 5.875% , 12/01/47 ........................................ 250,000 254,621
GO , 2025 A , 5.75% , 12/01/50 ......................................... 250,000 252,161
GO , 2025 A , 6.25% , 12/01/50 ......................................... 100,000 105,331
GO , 2025 B , Refunding , 6% , 12/01/44 .................................. 315,000 333,879
Dedicated Capital Improvement Tax , Revenue , 2023 , 5.75% , 4/01/48 ........... 225,000 235,480
City of Chicago , GO , 2025 A , 6% , 1/01/50 ................................. 350,000 368,337
Illinois Finance Authority , Westminster Village, Inc. Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 5/01/48 ............................................. 100,000 87,847
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2024 B , Refunding , 5% , 6/15/53 .................... 500,000 504,351
State of Illinois , GO , 2024 B , 5.25% , 5/01/47 ............................... 1,500,000 1,560,684
3,702,691
Indiana 1.2%
d
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 100,000 88,490
Indiana Finance Authority , CHF - Tippecanoe LLC , Revenue , 2023 A , 5.375% , 6/01/64 350,000 350,411
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 110,000 114,863
553,764
Iowa 1.3%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Pre-Refunded , 5% , 12/01/50 .......... 235,000 266,316
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 100,000 100,035
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 5.875% , 10/01/65 . 125,000 127,465
Iowa Higher Education Loan Authority , University of Dubuque , Revenue , 2025 , 6% ,
10/01/55 ........................................................ 130,000 135,646
629,462
Louisiana 2.2%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 96,822
Lakeshore Villages Master Community Development District , Special Assessment ,
2025 , 6% , 6/01/54 ................................................. 170,000 176,123
d
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 131,612
Louisiana Public Facilities Authority ,
d
Acadiana Renaissance Charter Academy , Revenue , 144A, 2025 , 6% , 6/15/59 .... 100,000 100,982
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 195,000 198,736
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 330,000 341,685
1,045,960

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland 0.9%
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4.25% , 7/01/50 $ 170,000 $ 151,970
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 75,000 79,434
d
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 190,000 192,692
424,096
Michigan 1.0%
City of Detroit , GO , 2023 C , 6% , 5/01/43 .................................. 100,000 111,457
Grand Rapids Economic Development Corp. , Michigan Christian Home Obligated
Group , Revenue , 2025 A , Refunding , 6% , 11/01/50 ........................ 100,000 100,577
Michigan Finance Authority , Provident Group - HFH Energy LLC , Revenue , 2024 ,
4.375% , 2/28/54 ................................................... 150,000 138,651
Michigan State Housing Development Authority , Revenue , 2025 C , 5.05% , 6/01/51 .. 150,000 152,251
502,936
Minnesota 0.2%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 103,437
Nevada 0.5%
City of Las Vegas , Special Improvement District No. 819 , Special Assessment , 2025 ,
5.5% , 6/01/55 .................................................... 150,000 153,414
Henderson Local Improvement Districts , Local Improvement District No. T-22 , Special
Assessment , 2023 , 5.25% , 3/01/53 .................................... 95,000 95,400
248,814
New Hampshire 1.8%
New Hampshire Business Finance Authority ,
Adventist Health System/West Obligated Group , Revenue , 2024 C , 5.25% , 7/01/49 355,000 355,663
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 250,000 250,768
Presbyterian Homes Obligated Group , Revenue , 2023 A , 5.25% , 7/01/48 ........ 250,000 253,586
860,017
New York 5.3%
Metropolitan Transportation Authority , Revenue , 2021 A-2 , 4% , 11/15/41 .......... 475,000 465,390
New York City Housing Development Corp. , 8 Spruce NY Owner LLC , Revenue , 2024 ,
F , Refunding , 5.25% , 12/15/31 ........................................ 250,000 257,765
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 100,000 101,960
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 465,000 445,347
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/41 ............. 185,000 192,714
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 35,000 36,492
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 910,000 921,943
d
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 100,000 108,385
2,529,996
Ohio 0.9%
Ohio Higher Educational Facility Commission , Cleveland Institute of Art (The) ,
Revenue , 5.5% , 12/01/53 ............................................ 200,000 183,542
Ohio Housing Finance Agency , Revenue, Sub. Lien , 2023 C , 8% , 8/01/34 ......... 100,000 104,829
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 125,000 133,183
421,554

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oklahoma 0.3%
Tulsa Municipal Airport Trust Trustees , American Airlines, Inc. , Revenue , 2025 ,
Refunding , 6.25% , 12/01/40 .......................................... $ 135,000 $ 149,143
Pennsylvania 2.4%
d
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 144A, 2024 , Refunding , 5% , 7/01/59 ........ 250,000 227,350
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2024 A-1 , 8% , 6/30/34 .............. 18,000 18,340
Tower Health Obligated Group , Revenue , 2024 A-2 , 6% , 6/30/34 .............. 8,000 8,489
Tower Health Obligated Group , Revenue , 2024 A-3 , 5% , 6/30/39 .............. 120,000 112,428
f
Tower Health Obligated Group , Revenue , 2024 B-1 , 1.354%, 6/30/44 ........... 59,000 44,455
Montgomery County Higher Education and Health Authority , Thomas Jefferson
University Obligated Group , Revenue , 2022 B , Refunding , 5% , 5/01/57 ......... 720,000 722,359
1,133,421
Rhode Island 0.8%
Rhode Island Health and Educational Building Corp. ,
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/55 .......... 230,000 230,819
PRG - RI Properties LLC , Revenue , 2025 B , AG Insured , 5.625% , 7/01/65 ....... 150,000 152,988
383,807
Texas 11.8%
d
Arlington Higher Education Finance Corp. ,
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.875% , 6/15/59 ...... 100,000 89,903
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2025 , Refunding , 5.875% ,
6/15/65 ........................................................ 150,000 151,893
d
City of Anna , Woods at Lindsey Place (The) Public Improvement District Area 1 ,
Special Assessment , 144A, 2023 , 5.875% , 9/15/53 ......................... 116,000 119,785
d
City of Aransas Pass , Aransas Oaks Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2026 , 6% , 9/01/56 ....................... 100,000 100,257
d
City of Austin , Whisper Valley Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2022 , 5.5% , 11/01/51 .......................... 100,000 101,516
d
City of Celina ,
Lakes at Mustang Ranch Public Improvement District Phases 8-9 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................. 150,000 150,150
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 100,000 100,836
d
City of Dayton , Special Assessment , 144A, 2025 , 5.5% , 9/01/55 ................ 102,000 102,633
City of Dripping Springs , Special Assessment , 2025 , 5.625% , 9/01/55 ............ 125,000 125,217
d
City of Ennis , Special Assessment , 144A, 2025 , 5.5% , 9/15/55 ................. 100,000 101,100
d
City of Fate , Williamsburg Public Improvement District No. 1 Phase 3B , Special
Assessment , 144A, 2023 , 5.375% , 8/15/53 ............................... 100,000 101,147
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/39 350,000 372,397
d
City of Hutto ,
Cottonwood Creek Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2026 , 5.625% , 9/01/56 ............................. 138,000 136,804
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/58 ............................. 115,000 116,606
Prairie Winds Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2026 , 5.75% , 9/01/61 .............................. 100,000 100,080
d
City of Josephine , Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2026 , 5.75% , 9/15/56 ............................... 107,000 107,307
d
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 5 , Special
Assessment , 144A, 2025 , 5.375% , 9/01/50 ............................... 141,000 142,020
City of Lavon ,
Elevon Public Improvement District Improvement Area No. 3-5 , Special Assessment ,
2025 , 5.75% , 9/15/55 ............................................. 100,000 100,673

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Lavon, (continued)
d
Lakepointe Public Improvement District , Special Assessment , 144A, 2022 , 6.125% ,
9/15/52 ........................................................ $ 200,000 $ 208,731
City of Liberty , Liberty Ranch Public Improvement District , Special Assessment , 2026 ,
5.875% , 9/01/56 ................................................... 128,000 128,675
City of Lockhart , Seawillow Public Improvement District Improvement Area No. 1 ,
Special Assessment , 2026 , 6.125% , 9/01/56 ............................. 100,000 100,824
d
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 100,000 105,540
d
City of Mclendon-Chisholm , Sonoma Public Improvement District Improvement Area
No. 4 , Special Assessment , 144A, 2022 , 5.75% , 9/15/52 .................... 135,000 136,348
City of Mesquite , Solterra Public Improvement District Improvement Area A-2-A-4 ,
Special Assessment , 2025 , 5.75% , 9/01/55 .............................. 143,000 143,658
City of Princeton ,
d
Special Assessment , 144A, 2026 , 5.625% , 9/01/56 ......................... 100,000 99,992
d
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 132,000 131,786
Windmore Public Improvement District Improvement Area No. 3 , Special
Assessment , 2025 , 5.625% , 9/01/55 .................................. 195,000 196,725
d
City of Rowlett , Trails at Cottonwood Creek Public Improvement District Neighborhood
Improvement No. 2-3 , Special Assessment , 144A, 2026 , 5.75% , 9/15/56 ........ 111,000 110,915
d
City of Sachse , Sachse Public Improvement District No. 1 , Special Assessment , 144A,
2022 , 7% , 9/15/52 ................................................. 200,000 215,660
d
City of Tomball , Raburn Reserve Public Improvement District Area No. 2 , Special
Assessment , 144A, 2023 , 5.75% , 9/15/52 ............................... 112,000 114,794
d
County of Bastrop , Double Eagle Ranch Public Improvement District Improvement Area
No. 2 , Special Assessment , 144A, 2024 , 5.25% , 9/01/44 .................... 105,000 107,906
d
County of Denton ,
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.125% , 12/31/55 ............................ 100,000 103,481
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.625% , 12/31/54 ................. 106,000 106,805
d
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 94,984
County of Medina , Viera Public Improvement District 1 Improvement Area No. 1
Project , Special Assessment , 2026 , 5.75% , 9/01/56 ........................ 150,000 150,277
County of Montgomery , Crockett Meadows Public Improvement District Improvement
Area No. 1 , Special Assessment , 2025 , 5.5% , 9/15/54 ...................... 123,000 123,272
d
East Waller County Management District , Sofi Lakes Sections 1 & 2 Assessments ,
Special Assessment , 144A, 2025 , 6.25% , 9/15/55 ......................... 131,000 134,846
EP Cimarron Ventanas PFC , Revenue , 2024 , Refunding , 4.125% , 12/01/39 ........ 150,000 149,183
Harris County Municipal Utility District No. 540 , GO , 2022 , 5.5% , 9/01/49 .......... 100,000 95,798
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 90,000 86,513
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 85,000 85,438
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier, Sub.
Lien , 2019 B , 5.5% , 12/01/54 ....................................... 180,000 169,559
d,g
Travis County Development Authority , Turner's Crossing Public Improvement District
Improvement Area No. 3 , Special Assessment , 144A, 2026 , 5.75% , 9/01/56 ...... 145,000 145,413
Walden Pond Fresh Water Supply District , GO , 2022 , 6.25% , 9/01/47 ............ 45,000 45,517
5,612,964
Utah 0.8%
Utah Infrastructure Agency , Revenue , 2025 , 5.25% , 10/15/49 .................. 375,000 375,208

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.4%
Washington State Housing Finance Commission ,
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/48 ........................................................ $ 120,000 $ 120,038
d
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 100,000 92,225
212,263
Wisconsin 4.2%
Public Finance Authority ,
Campus Real Estate Holding Corp. LLC , Revenue , 2025 A , Refunding , 5.5% , 6/01/55 310,000 312,187
d
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/60 .................................................... 300,000 270,446
d
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 125,000 121,778
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5.5% , 6/15/55 100,000 103,376
NC A&T Real Estate Foundation LLC , Revenue , 2024 A , 5.25% , 6/01/54 ........ 200,000 200,292
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 345,000 290,954
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 100,000 111,067
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.5% , 6/15/55 ... 100,000 96,475
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. 100,000 91,038
Wisconsin Health & Educational Facilities Authority ,
PHW Menomonee Falls, Inc. , Revenue , 2024 , 6.125% , 10/01/59 .............. 100,000 104,025
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.75% , 8/15/54 .... 275,000 284,971
1,986,609
U.S. Territories 6.3%
District of Columbia 0.5%
District of Columbia ,
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 140,000 140,031
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/33 .............. 100,000 111,521
251,552
Puerto Rico 5.8%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 350,382 333,946
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 296,826 263,261
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 79,782 78,289
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
2,102,000 2,077,184
2,752,680
Total U.S. Territories .................................................................... 3,004,232
Total Municipal Bonds (Cost $ 41,797,557 ) ......................................
42,457,501
Total Long Term Investments (Cost $ 46,358,177 ) ................................
47,093,048
a
a a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 37 .
Short Term Investments 1.0%
a a
Principal
Amount
a
Value
Municipal Bonds 1.0%
New York 1.0%
h
City of New York , GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 2.75% ,
3/01/44 ......................................................... $ 500,000 $ 500,000
Total Municipal Bonds (Cost $ 500,000 ) .........................................
500,000
Total Short Term Investments (Cost $ 500,000 ) ..................................
500,000
a
Total Investments (Cost $ 46,858,177 ) 99.6% ....................................
$47,593,048
Other Assets, less Liabilities 0.4% .............................................
149,548
Net Assets 100.0% ...........................................................
$47,742,596
a
See Note 4 regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
Non-income producing.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $10,616,715, representing 22.2% of net assets.
e
The maturity date shown represents the mandatory put date.
f
The rate shown represents the yield at period end.
g
Security purchased on a when-issued basis.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2026
Franklin Templeton SMACS: Series I
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 0.3%
Banks 0.3%
Bank of America Corp. ............................................... 45,000 $ 2,322,000
Total Common Stocks (Cost $ 1,242,963 ) .......................................
2,322,000
a
Equity-Linked Securities 0.0%
†
Energy Equipment & Services 0.0%
†
a
Citigroup Global Markets Holdings, Inc. into Halliburton Co. , 144A, 10% , 1/21/27 .... 6,000 214,272
Total Equity-Linked Securities (Cost $ 196,320 ) ..................................
214,272
Principal
Amount
a a a a
Corporate Bonds 79.6%
Aerospace & Defense 1.9%
a
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 .............................. $ 1,500,000 1,520,391
Senior Secured Note , 144A, 6.875% , 12/15/30 ............................ 2,500,000 2,579,062
Senior Secured Note , 144A, 6.625% , 3/01/32 ............................. 8,000,000 8,238,265
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................................. 4,250,000 4,360,288
16,698,006
Automobile Components 0.7%
a
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........................ 7,000,000 6,058,080
Automobiles 0.2%
a
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC , Senior Secured Note ,
144A, 10% , 1/15/31 ................................................ 2,000,000 1,973,391
Banks 1.8%
Bank of America Corp. ,
b
Junior Sub. Bond , 6.25% to 7/25/30, FRN thereafter , Perpetual ............... 4,000,000 4,062,639
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..................... 50,000 50,244
Barclays plc ,
b
Junior Sub. Bond , 7.625% to 9/14/35, FRN thereafter , Perpetual ............... 2,000,000 2,107,930
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..................... 200,000 218,990
b
Citigroup, Inc. , GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter , Perpetual . 5,000,000 5,103,725
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
50,000 51,779
Wells Fargo & Co. ,
b
Junior Sub. Bond , 6.85% to 9/14/29, FRN thereafter , Perpetual ............... 4,000,000 4,148,092
Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 .................. 100,000 108,309
15,851,708
Biotechnology 0.5%
a
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 .................................... 1,250,000 1,302,326
Senior Secured Note , 144A, 6.25% , 12/15/32 ............................. 2,750,000 2,803,609
4,105,935
Building Products 0.6%
a
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured Note , 144A, 6.625% ,
12/15/30 ........................................................ 2,000,000 2,047,207
a
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% , 3/01/32 ............ 3,000,000 3,056,787
5,103,994

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 1.2%
Blackstone Private Credit Fund , Senior Note , 6% , 1/29/32 .....................
$ 5,000,000 $ 4,943,388
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29
50,000 51,157
b
Goldman Sachs Group, Inc. (The) , Z , Junior Sub. Bond , 6.85% to 2/09/30, FRN
thereafter , Perpetual ............................................... 5,000,000 5,131,300
Morgan Stanley ,
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .................. 100,000 109,226
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..................... 50,000 51,750
10,286,821
Chemicals 4.8%
a
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding Corp. , Senior Secured
Note , 144A, 9.75% , 3/01/33 .......................................... 4,000,000 3,870,100
Celanese US Holdings LLC ,
Senior Bond , 7.379% , 7/15/32 ........................................ 2,000,000 2,103,912
Senior Bond , 7.7% , 11/15/33 ......................................... 3,500,000 3,761,744
Senior Note , 7.55% , 11/15/30 ......................................... 1,000,000 1,064,584
a
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 3,500,000 3,723,216
a
SCIH Salt Holdings, Inc. , Senior Note , 144A, 6.625% , 5/01/29 .................. 6,000,000 5,942,391
a
Tronox, Inc. ,
Senior Note , 144A, 4.625% , 3/15/29 .................................... 15,000,000 11,959,918
Senior Secured Note , 144A, 9.125% , 9/30/30 ............................. 10,000,000 10,115,660
42,541,525
Commercial Services & Supplies 0.7%
c ,d
BX Frontier Member II LLC , 6.1% , 12/31/60 ................................ 3,808,177 3,808,177
a
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% , 8/01/29 ........... 2,500,000 2,594,050
6,402,227
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior Bond , 5.3% ,
1/19/34 ......................................................... 200,000 200,188
Ford Motor Credit Co. LLC , Senior Note , 7.2% , 6/10/30 .......................
3,000,000 3,181,838
a
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.4% , 3/26/29 ............ 50,000 51,626
3,433,652
Containers & Packaging 4.7%
a
Ardagh Group SA ,
e
Secured Note , 144A, PIK, 12% , 12/01/30 ................................ 6,000,000 5,383,550
Senior Secured Note , 144A, 9.5% , 12/01/30 .............................. 7,315,000 7,815,346
a
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc ,
Senior Note , 144A, 4% , 9/01/29 ....................................... 1,000,000 949,360
a
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 4/15/32 .. 3,500,000 3,367,620
a
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................................... 12,000,000 11,508,938
Senior Secured Note , 144A, 7.875% , 4/15/30 ............................. 5,500,000 5,559,658
a
Sword Purchaser LLC , Senior Secured Note , 144A, 8.25% , 4/15/33 ............. 7,500,000 7,730,572
42,315,044
Diversified REITs 0.0%
†
a
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% , 12/01/29 ..... 50,000 49,205
Diversified Telecommunication Services 5.7%
a
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% , 12/15/30 ............ 3,500,000 3,780,081
a
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.125% , 5/01/27 ................................... 1,538,000 1,537,762

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
a
CCO Holdings LLC / CCO Holdings Capital Corp., (continued)
Senior Note , 144A, 7% , 2/01/33 ....................................... $ 18,000,000 $ 17,606,339
a
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% , 11/15/30 ............ 3,500,000 3,652,954
a
Connect Holding II LLC , Senior Secured Note , 144A, 10.5% , 4/03/31 ............. 5,500,000 5,603,411
a
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A, 6.5% , 5/01/31 ....... 7,000,000 7,013,650
a
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A, 7.5% , 3/30/45 .... 5,000,000 5,012,553
Verizon Communications, Inc. , Junior Sub. Bond , 6.2% to 5/13/36, FRN thereafter ,
5/14/56 ......................................................... 3,000,000 3,046,761
a
WULF Compute LLC , Senior Secured Note , 144A, 7.75% , 10/15/30 ............. 3,500,000 3,679,708
50,933,219
Electric Utilities 4.3%
a
NRG Energy, Inc. ,
Senior Bond , 144A, 6.25% , 11/01/34 ................................... 3,000,000 3,027,555
Senior Bond , 144A, 6% , 1/15/36 ....................................... 10,000,000 9,939,721
Senior Bond , 144A, 6.125% , 5/15/36 ................................... 10,000,000 9,983,746
Senior Note , 144A, 6% , 2/01/33 ....................................... 3,000,000 3,023,899
Senior Secured Bond , 144A, 7% , 3/15/33 ................................ 50,000 54,300
Pacific Gas and Electric Co. , Senior Bond , 6.4% , 6/15/33 .....................
50,000 53,225
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
50,000 49,786
Southern Co. (The) , Junior Sub. Bond , 6% to 3/31/33, FRN thereafter , 4/01/58 .....
7,500,000 7,553,640
a
Vistra Operations Co. LLC ,
Senior Bond , 144A, 6.95% , 10/15/33 ................................... 50,000 54,452
Senior Note , 144A, 6.875% , 4/15/32 .................................... 4,000,000 4,164,341
37,904,665
Electrical Equipment 0.0%
†
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........................
50,000 51,148
Energy Equipment & Services 0.8%
a
Transocean International Ltd. , Senior Note , 144A, 8.5% , 5/15/31 ................ 2,500,000 2,642,388
a
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 .................................... 2,384,000 2,427,696
Senior Note , 144A, 6.75% , 10/15/33 .................................... 2,000,000 2,059,082
7,129,166
Entertainment 0.0%
†
a
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......................... 100,000 102,964
Food Products 0.2%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. Holdings , Senior
Note , 5.75% , 4/01/33 ............................................... 50,000 51,445
a
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 ................ 2,000,000 2,034,278
2,085,723
Ground Transportation 0.0%
†
a
Ashtead Capital, Inc. , Senior Bond , 144A, 5.95% , 10/15/33 .................... 200,000 208,046
Health Care Equipment & Supplies 0.6%
a
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .................... 5,000,000 4,994,131
Health Care Providers & Services 16.7%
a
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 .............................................. 17,500,000 18,735,797
Secured Note , 144A, 6.875% , 4/15/29 .................................. 15,000,000 14,852,502
Secured Note , 144A, 6.125% , 4/01/30 .................................. 35,000,000 31,857,563

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
a
CHS/Community Health Systems, Inc., (continued)
Senior Secured Note , 144A, 10.875% , 1/15/32 ............................ $ 12,800,000 $ 13,807,898
Senior Secured Note , 144A, 9.75% , 1/15/34 .............................. 12,500,000 13,127,125
CVS Health Corp. ,
Junior Sub. Bond , 6.75% to 12/09/34, FRN thereafter , 12/10/54 ............... 2,500,000 2,608,150
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ................... 5,000,000 5,213,297
a
DaVita, Inc. ,
Senior Bond , 144A, 3.75% , 2/15/31 .................................... 6,000,000 5,581,918
Senior Note , 144A, 6.875% , 9/01/32 .................................... 3,000,000 3,109,136
Senior Note , 144A, 6.75% , 7/15/33 ..................................... 500,000 517,166
a
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...................... 1,000,000 987,388
Tenet Healthcare Corp. ,
Senior Note , 6.125% , 10/01/28 ........................................ 12,000,000 12,036,744
Senior Secured Note , 6.125% , 6/15/30 .................................. 11,000,000 11,117,425
Senior Secured Note , 6.75% , 5/15/31 ................................... 15,000,000 15,456,585
149,008,694
Hotels, Restaurants & Leisure 6.8%
a
Caesars Entertainment, Inc. ,
Senior Note , 144A, 6% , 10/15/32 ...................................... 10,000,000 8,962,619
Senior Secured Note , 144A, 7% , 2/15/30 ................................ 4,500,000 4,556,627
Senior Secured Note , 144A, 6.5% , 2/15/32 ............................... 10,000,000 9,758,481
a
Carnival Corp. Ltd. , Senior Note , 144A, 6.125% , 2/15/33 ...................... 8,500,000 8,616,135
a
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. , Senior Note ,
144A, 6.75% , 1/15/30 ............................................... 15,000,000 14,647,801
a
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC , Senior
Secured Note , 144A, 8.25% , 4/15/30 ................................... 3,000,000 3,133,239
a
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......................... 750,000 743,966
a
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior Note , 144A, 7.125% ,
2/15/31 ......................................................... 10,000,000 10,568,360
60,987,228
Household Durables 0.8%
Newell Brands, Inc. ,
a
Senior Note , 144A, 8.5% , 6/01/28 ..................................... 5,000,000 5,223,610
Senior Note , 6.375% , 5/15/30 ......................................... 2,000,000 1,975,134
7,198,744
Independent Power and Renewable Electricity Producers 1.8%
a
Talen Energy Supply LLC , Senior Note , 144A, 6.125% , 5/01/31 ................. 6,000,000 6,001,781
a ,b
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 10,000,000 10,086,810
16,088,591
Insurance 1.2%
a
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note , 144A, 8.375% , 2/01/34 .................................. 7,000,000 6,846,642
Senior Secured Note , 144A, 8% , 12/31/32 ............................... 4,000,000 4,173,911
11,020,553
IT Services 1.4%
a
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% , 5/30/49 ............. 5,000,000 5,157,130
a
CoreWeave, Inc. , Senior Note , 144A, 9.25% , 6/01/30 ........................ 7,500,000 7,657,219
12,814,349

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Media 1.1%
a
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..................... $ 200,000 $ 194,795
a
Univision Communications, Inc. , Senior Secured Note , 144A, 9.375% , 8/01/32 ..... 2,500,000 2,562,383
a
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% , 1/15/33 ............ 7,000,000 6,737,795
9,494,973
Metals & Mining 2.2%
a
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 ............... 750,000 732,111
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............................
50,000 55,166
a
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7.375% , 5/01/33 .................................... 8,000,000 8,221,333
Senior Note , 144A, 7.625% , 1/15/34 .................................... 3,250,000 3,347,009
a
Fortescue Treasury Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................................... 800,000 764,468
Senior Bond , 144A, 6.125% , 4/15/32 ................................... 6,000,000 6,217,798
a
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .................... 550,000 568,372
19,906,257
Oil, Gas & Consumable Fuels 9.2%
a
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 7/15/28 ..................................... 3,000,000 3,080,100
Senior Note , 144A, 9.75% , 2/15/31 ..................................... 4,000,000 4,237,804
Senior Secured Note , 144A, 9.25% , 7/15/29 .............................. 3,000,000 3,052,500
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% , 11/15/29 ......
100,000 97,132
Energy Transfer LP , Senior Bond , 6.55% , 12/01/33 ..........................
50,000 54,373
a
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25% , 2/15/35 .................................... 7,000,000 7,106,526
Senior Note , 144A, 6% , 4/15/30 ....................................... 1,000,000 994,730
a
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .................... 4,000,000 4,055,208
Occidental Petroleum Corp. , Senior Note , 8.875% , 7/15/30 ....................
50,000 56,876
a
Venture Global LNG, Inc. ,
b
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter , Perpetual ............. 20,000,000 19,761,748
Senior Secured Note , 144A, 8.125% , 6/01/28 ............................. 10,000,000 10,226,540
Senior Secured Note , 144A, 9.875% , 2/01/32 ............................. 20,000,000 21,394,513
a
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............................. 2,000,000 2,246,298
Senior Secured Note , 144A, 6.125% , 12/15/30 ............................ 2,000,000 2,055,267
Senior Secured Note , 144A, 6.5% , 6/15/34 ............................... 3,000,000 3,132,429
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......................
100,000 103,414
81,655,458
Passenger Airlines 1.0%
a
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75% , 10/20/28 . 41,667 41,709
a
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note , 144A, 9.875% ,
9/20/31 ......................................................... 10,000,000 9,210,865
9,252,574
Personal Care Products 0.3%
a
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ................... 3,000,000 3,058,659
Pharmaceuticals 3.5%
a
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ................... 13,000,000 13,321,908
a
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% , 4/15/31 ........... 2,000,000 2,132,892
a
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond , 144A, 5.125% , 4/30/31 ................................... 2,500,000 2,479,398

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
a
Organon & Co. / Organon Foreign Debt Co-Issuer BV, (continued)
Senior Note , 144A, 7.875% , 5/15/34 .................................... $ 10,000,000 $ 10,745,885
Senior Secured Note , 144A, 4.125% , 4/30/28 ............................. 3,000,000 2,965,007
31,645,090
Semiconductors & Semiconductor Equipment 0.3%
a
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 ..................................... 1,000,000 1,020,974
Senior Secured Note , 144A, 5.75% , 8/15/32 .............................. 1,500,000 1,511,645
2,532,619
Software 2.1%
a
Cloud Software Group, Inc. ,
Secured Note , 144A, 9% , 9/30/29 ..................................... 6,000,000 5,933,885
Senior Secured Note , 144A, 6.5% , 3/31/29 ............................... 7,500,000 7,446,887
a
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......................... 6,000,000 5,136,332
18,517,104
Specialized REITs 0.3%
American Tower Corp. , Senior Note , 4.05% , 3/15/32 .........................
50,000 48,088
a
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .................. 2,500,000 2,536,910
2,584,998
Specialty Retail 0.0%
†
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............................
60,000 60,458
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. , Senior Bond , 5% , 10/15/34 ...................
50,000 49,064
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................................
80,000 82,023
131,087
Textiles, Apparel & Luxury Goods 1.6%
a ,e
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% , 7/15/33 ............. 13,175,607 14,041,976
Tobacco 0.0%
†
BAT Capital Corp. , Senior Bond , 6.421% , 8/02/33 ...........................
50,000 54,229
Trading Companies & Distributors 0.2%
a
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......................... 2,000,000 2,079,346
a
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% , 12/15/29 ..... 50,000 50,902
2,130,248
Total Corporate Bonds (Cost $ 687,290,599 ) .....................................
710,412,539
Senior Floating Rate Interests 3.7%
Containers & Packaging 0.3%
f
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental Closing Date CME
Term Loan, B , 6.87% , ( 1-month SOFR + 3.25% ), 4/01/32 .................... 2,474,233 2,344,497
Health Care Equipment & Supplies 1.1%
f
Hologic, Inc., First Lien, CME Term Loan, B , 5.924% , ( 3-month SOFR + 2.25% ),
4/07/33 ......................................................... 3,000,000 2,973,360
f
Hologic, Inc., First Lien, Initial CME Term Loan , 8.679% , ( 3-month SOFR +
5% ), 4/07/34 ..................................................... 7,000,000 6,973,750
9,947,110
a a a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Health Care Providers & Services 0.1%
f
MPH Acquisition Holdings LLC, First Lien, Exchange First Out CME Term Loan ,
7.675% , ( 3-month SOFR + 3.75% ), 12/31/30 ............................. $ 532,027 $ 530,982
Oil, Gas & Consumable Fuels 0.8%
f
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term Loan , 6.954% ,
( 6-month SOFR + 3.25% ), 4/11/33 ..................................... 7,500,000 7,534,387
Passenger Airlines 1.2%
f ,g
American Airlines, Inc., First Lien, CME Term Loan, B , 6.707% , ( 12-month SOFR +
3% ), 5/20/33 ..................................................... 11,000,000 10,913,375
Personal Care Products 0.2%
f
OPAL US LLC, First Lien, CME Term Loan, B4 , 6.7% , ( 3-month SOFR + 3% ), 4/28/32
1,990,000 1,993,910
Total Senior Floating Rate Interests (Cost $ 33,172,657 ) ..........................
33,264,261
Mortgage-Backed Securities 15.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.2%
FHLMC Pool, 30 Year , 5%, 5/01/53 - 11/01/54 .............................. 5,862,886 5,793,726
FHLMC Pool, 30 Year , 5%, 12/01/54 ..................................... 9,851,065 9,706,903
FHLMC Pool, 30 Year , 5.5%, 12/01/54 .................................... 8,769,968 8,818,611
FHLMC Pool, 30 Year , 5.5%, 7/01/53 - 2/01/55 ............................. 14,110,706 14,205,320
FHLMC Pool, 30 Year , 6%, 6/01/53 - 9/01/55 ............................... 7,329,311 7,499,207
46,023,767
Federal National Mortgage Association (FNMA) Fixed Rate 3.1%
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................................... 5,676,495 5,620,332
FNMA, 30 Year , 5.5%, 11/01/54 - 1/01/56 ................................. 17,186,144 17,278,172
FNMA, 30 Year , 6%, 8/01/55 ........................................... 4,497,542 4,597,647
27,496,151
Government National Mortgage Association (GNMA) Fixed Rate 6.7%
GNMA II, Single-family, 30 Year , 5.5%, 5/20/55 ............................. 7,201,389 7,263,752
GNMA II, Single-family, 30 Year , 5.5%, 6/20/55 - 8/20/55 ...................... 8,377,341 8,442,392
GNMA II, Single-family, 30 Year , 5.5%, 10/20/55 ............................ 21,457,764 21,619,358
GNMA II, Single-family, 30 Year , 5.5%, 12/20/55 ............................ 10,585,758 10,665,477
GNMA II, Single-family, 30 Year , 6%, 8/20/55 ............................... 6,024,560 6,145,721
GNMA II, Single-family, 30 Year , 6%, 1/20/56 ............................... 5,820,824 5,939,346
60,076,046
Total Mortgage-Backed Securities (Cost $ 132,901,374 ) ...........................
133,595,964
Total Long Term Investments (Cost $ 854,803,913 ) ...............................
879,809,036
a
a a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 37 .
Short Term Investments 0.9%
a a
Shares
a
Value
a
Money Market Funds 0.9%
h,i
Franklin Institutional U.S. Government Money Market Fund , 3.579% ............. 8,136,101 $ 8,136,101
Total Money Market Funds (Cost $ 8,136,101 ) ...................................
8,136,101
Total Short Term Investments (Cost $ 8,136,101 ) .................................
8,136,101
a
Total Investments (Cost $ 862,940,014 ) 99.5% ...................................
$887,945,137
Other Assets, less Liabilities 0.5% .............................................
4,542,215
Net Assets 100.0% ...........................................................
$892,487,352
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $610,493,676, representing 68.4% of net assets.
b
Perpetual security with no stated maturity date.
c
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
Income may be received in additional securities and/or cash.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis.
h
See Note 4 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twelve separate funds, four of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At May 31, 2026, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2026, investments in affiliated management investment companies were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Templeton SMACS: Series E
600 QXO, Inc., C ............................... 3/23/26 $ 6,000,000 $ 6,529,121
Total Restricted Securities (Value is 1.0% of Net Assets) ............... $6,000,000 $6,529,121
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin Templeton SMACS: Series I
3,808,177 BX Frontier Member II LLC, 6.1%, 12/31/60 ........ 3/17/26 $ 3,808,177 $ 3,808,177
Total Restricted Securities (Value is 0.4% of Net Assets) ............... $3,808,177 $3,808,177
*
In U.S. dollars unless otherwise indicated.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.579% ............ $2,925,813 $255,127,745 $(250,432,833) $— $— $7,620,725 7,620,725 $174,593
Total Affiliated Securities ... $2,925,813 $255,127,745 $(250,432,833) $— $— $7,620,725 $174,593
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $531,300 $4,724,500 $(921,752) $292 $52,910 $4,387,250 175,000 $78,140
Total Affiliated Securities ... $531,300 $4,724,500 $(921,752) $292 $52,910 $4,387,250 $78,140
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.579% ............ $2,921,629 $320,061,615 $(314,847,143) $— $— $8,136,101 8,136,101 $223,082
Total Affiliated Securities ... $2,921,629 $320,061,615 $(314,847,143) $— $— $8,136,101 $223,082
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
a
Warrants ............................... $ — $ — $ —
b
$ —
Corporate Bonds ........................ — 248,298 — 248,298
Municipal Bonds :
Arizona .............................. — 528,308 — 528,308
California ............................. — 35,207,810 599,716 35,807,526
U.S. Territories ..........................
Puerto Rico ........................... — 125,262 — 125,262
Short Term Investments ................... — 698,402 — 698,402
Total Investments in Securities ........... $— $36,808,080 $599,716 $37,407,796
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 9,104,050 $ — $ — $ 9,104,050
Air Freight & Logistics ................... 4,694,360 — — 4,694,360
Banks ............................... 14,151,140 — — 14,151,140
Biotechnology ......................... 5,443,000 — — 5,443,000
Broadline Retail ....................... 9,541,684 — — 9,541,684
Capital Markets ........................ 8,375,040 — — 8,375,040
Diversified Telecommunication Services ..... 4,352,250 — — 4,352,250
Electric Utilities ........................ 5,167,500 — — 5,167,500
Energy Equipment & Services ............. 8,182,500 — — 8,182,500
Food Products ........................ 5,072,000 6,087,842 — 11,159,842
Ground Transportation .................. 4,574,400 — — 4,574,400
Health Care Equipment & Supplies ......... 14,762,000 — — 14,762,000
Health Care Providers & Services .......... 16,311,461 — — 16,311,461
Hotels, Restaurants & Leisure ............. 14,142,800 — — 14,142,800
IT Services ........................... 4,676,750 — — 4,676,750
Machinery ............................ 5,255,220 — — 5,255,220
Metals & Mining ....................... 1,311,703 — — 1,311,703
Oil, Gas & Consumable Fuels ............. 11,351,600 19,014,928 — 30,366,528
Pharmaceuticals ....................... 6,041,917 — — 6,041,917
Semiconductors & Semiconductor Equipment . 17,709,020 — — 17,709,020
Software ............................. 8,740,320 — — 8,740,320
Textiles, Apparel & Luxury Goods .......... 2,311,500 — — 2,311,500
Tobacco ............................. 11,973,150 — — 11,973,150
Equity-Linked Securities ................... — 301,418,781 — 301,418,781
Convertible Preferred Stocks :
Aerospace & Defense ................... 22,717,800 — — 22,717,800
Capital Markets ........................ 27,254,500 — — 27,254,500
Chemicals ........................... 15,567,750 — — 15,567,750
Electric Utilities ........................ 22,207,500 — — 22,207,500
Trading Companies & Distributors .......... — — 6,529,121 6,529,121
Short Term Investments ................... 7,620,725 — — 7,620,725
Total Investments in Securities ........... $288,613,640 $326,521,551
c
$6,529,121 $621,664,312
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
a
Management Investment Companies ......... 4,387,250 — — 4,387,250
Warrants ............................... — — —
b
—
Corporate Bonds ........................ — 248,297 — 248,297
Municipal Bonds ......................... — 42,457,501 — 42,457,501
Short Term Investments ................... — 500,000 — 500,000
Total Investments in Securities ........... $4,387,250 $43,205,798 $— $47,593,048
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Common Stocks ......................... 2,322,000 — — 2,322,000
Equity-Linked Securities ................... — 214,272 — 214,272
Corporate Bonds :
Aerospace & Defense ................... — 16,698,006 — 16,698,006
Automobile Components ................. — 6,058,080 — 6,058,080
Automobiles .......................... — 1,973,391 — 1,973,391
Banks ............................... — 15,851,708 — 15,851,708
Biotechnology ......................... — 4,105,935 — 4,105,935
5. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At May 31, 2026, the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series I (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Building Products ...................... $ — $ 5,103,994 $ — $ 5,103,994
Capital Markets ........................ — 10,286,821 — 10,286,821
Chemicals ........................... — 42,541,525 — 42,541,525
Commercial Services & Supplies ........... — 2,594,050 3,808,177 6,402,227
Consumer Finance ..................... — 3,433,652 — 3,433,652
Containers & Packaging ................. — 42,315,044 — 42,315,044
Diversified REITs ...................... — 49,205 — 49,205
Diversified Telecommunication Services ..... — 50,933,219 — 50,933,219
Electric Utilities ........................ — 37,904,665 — 37,904,665
Electrical Equipment .................... — 51,148 — 51,148
Energy Equipment & Services ............. — 7,129,166 — 7,129,166
Entertainment ......................... — 102,964 — 102,964
Food Products ........................ — 2,085,723 — 2,085,723
Ground Transportation .................. — 208,046 — 208,046
Health Care Equipment & Supplies ......... — 4,994,131 — 4,994,131
Health Care Providers & Services .......... — 149,008,694 — 149,008,694
Hotels, Restaurants & Leisure ............. — 60,987,228 — 60,987,228
Household Durables .................... — 7,198,744 — 7,198,744
Independent Power and Renewable Electricity
Producers .......................... — 16,088,591 — 16,088,591
Insurance ............................ — 11,020,553 — 11,020,553
IT Services ........................... — 12,814,349 — 12,814,349
Media ............................... — 9,494,973 — 9,494,973
Metals & Mining ....................... — 19,906,257 — 19,906,257
Oil, Gas & Consumable Fuels ............. — 81,655,458 — 81,655,458
Passenger Airlines ..................... — 9,252,574 — 9,252,574
Personal Care Products ................. — 3,058,659 — 3,058,659
Pharmaceuticals ....................... — 31,645,090 — 31,645,090
Semiconductors & Semiconductor Equipment . — 2,532,619 — 2,532,619
Software ............................. — 18,517,104 — 18,517,104
Specialized REITs ...................... — 2,584,998 — 2,584,998
Specialty Retail ........................ — 60,458 — 60,458
Technology Hardware, Storage & Peripherals . — 131,087 — 131,087
Textiles, Apparel & Luxury Goods .......... — 14,041,976 — 14,041,976
Tobacco ............................. — 54,229 — 54,229
Trading Companies & Distributors .......... — 2,130,248 — 2,130,248
Senior Floating Rate Interests ............... — 33,264,261 — 33,264,261
Mortgage-Backed Securities ................ — 133,595,964 — 133,595,964
Short Term Investments ................... 8,136,101 — — 8,136,101
Total Investments in Securities ........... $10,458,101 $873,678,859 $3,808,177 $887,945,137
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $25,102,770, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of May 31, 2026, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Warrants :
United States . $ — $ — $ — $ — $ — $ — $ — $ — $ —
a
$ —
Municipal Bonds :
United States . 603,985 — — — — — — (4,269) 599,716 (4,269)
Total Investments in
Securities ....... $603,985 $— $— $— $— $— $— $(4,269) $599,716 $(4,269)
Balance at
Beginning of
Period Purchases
b
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Convertible Preferred
Stocks :
Trading Companies &
Distributors ...... $ — $ 6,000,000 $ — $ — $ — $ — $ — $ 529,121 $ 6,529,121 $ 529,121
Total Investments in
Securities ............ $— $6,000,000 $— $— $— $— $— $529,121 $6,529,121 $529,121
a
Includes financial instruments determined to have no value.
b
Purchases include all purchases of securities and securities received in corporate actions.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Municipal Bonds
California
.....................
$599,716 Discounted cash flow Discount rate 8.3% Decrease
All Other Investments
.............
—
b
Total $599,716
5. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Trading Companies & Distributors
....
$6,529,121 Warrant pricing model Asset price 17.3% Increase
Discount for lack of
marketability
12.7% Decrease
Expected term 0.9 years Increase
Volatility 61.5% Increase
Total. . . . . . . . . . . . . . . . . . . . . . $6,529,121
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes financial instruments determined to have no value.
Selected Portfolio
ADR
American Depositary Receipt
AG
Assured Guaranty, Inc.
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.